                              [NATIONWIDE(R) LOGO]

                                 NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-4

                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 2000


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                              [NATIONWIDE(R) LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                     [PHOTO]

                              PRESIDENT'S MESSAGE

We are pleased to bring you the 2000 annual report of the Nationwide Variable Account-4.

The red-hot technology sector finally cooled in 2000. The lofty valuations these stocks achieved in the late 1990s were restored to more reasonable levels. The NASDAQ was off over 39% and suffered its worst decline in nearly thirty years. Though not as drastic, the other major market indices were also off for the year. Softening corporate earnings of the long anticipated economic contraction helped trigger this market pullback.

Early this year the Federal Reserve aggressively responded to the slowing economy with two half-percentage-point reductions in short-term interest rates. And, further easing by the Fed is expected. The new administration in Washington D.C. is expected to supply further economic stimulus through a broad-based income tax reduction. While we can offer no guarantee of future market performance, history tells us this combination of favorable monetary and fiscal policy sets the stage for higher equity markets twelve to eighteen months out.

The varied array of investment options offered through your variable contract allow you to diversify your holdings to meet the changing economic and market conditions. We are pleased you have selected Nationwide and our investment products to help you achieve your long-term planning and retirement goals.


                              /s/ Jpseph J. Gasper

                           Joseph J. Gasper, President
                                February 16, 2001

HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-4. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2000. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 11. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the Net change in contract owners' equity which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 9, provide further disclosures about the variable account and its underlying contract provisions.

                         NATIONWIDE VARIABLE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000


ASSETS:

   Investments at fair value:
      SBSF - Intermediate High Grade Portfolio (SBSFIHiGr)
         775 shares (cost $7,820) ....................................         $     7,552
      SBSF - Total Return Portfolio (SBSFTotRt)
         8,342 shares (cost $153,752) ................................             188,121
      Smith Barney VAF - The Income and Growth Portfolio (SBVAFIncGro)
         914,779 shares (cost $11,275,187) ...........................           8,964,838
      Smith Barney VAF - The Reserve Account Portfolio (SBVAFResAcct)
         5,101 shares (cost $39,272) .................................              37,236
      Smith Barney VAF - The U.S. Government/
      High Quality Securities Portfolio (SBVAFUSGovHQ)
         42,335 shares (cost $466,249) ...............................             454,682
      SB/TS - Smith Barney International Equity Portfolio (SBTSIntEq)
         14,521 shares (cost $253,568) ...............................             252,516
      SB/TS - Smith Barney Large Cap Value Portfolio (SBTSLgCapVal)
         8,759 shares (cost $179,257) ................................             186,133
      SB/TS - Smith Barney Money Market Portfolio (SBTSMMkt)
         13,712 shares (cost $13,712) ................................              13,712
                                                                               -----------
            Total investments ........................................          10,104,790
   Accounts receivable ...............................................                   -
                                                                               -----------
            Total assets .............................................          10,104,790
ACCOUNTS PAYABLE .....................................................               6,870
                                                                               -----------
CONTRACT OWNERS' EQUITY (NOTE 3) .....................................         $10,097,920
                                                                               ===========


See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31,2000

                                                          Total        SBSFIHiGr    SBSFTotRt     SBVAFIncGro    SBVAFResAcct
                                                       -----------     ---------    ---------     -----------    ------------
Investment activity:
  Reinvested dividends ...........................     $   182,094        1,316        4,150         145,004          3,172
  Mortality and expense risk charges
     (note 2) ....................................        (141,689)        (188)      (2,842)       (124,301)          (486)
                                                       -----------      -------      -------      ----------        -------
     Net investment activity .....................          40,405        1,128        1,308          20,703          2,686
                                                       -----------      -------      -------      ----------        -------

  Proceeds from mutual funds shares sold .........       3,770,074        8,920       77,952       3,106,237          7,246
  Cost of mutual fund shares sold ................      (5,495,261)     (10,240)     (60,153)     (4,776,659)       (10,450)
                                                       -----------      -------      -------      ----------        -------
     Realized gain (loss) on investments .........      (1,725,187)      (1,320)      17,799      (1,670,422)        (3,204)
  Change in unrealized gain (loss)
     on investments ..............................         763,764        1,231        6,209         751,349          1,857
                                                       -----------      -------      -------      ----------        -------
     Net gain (loss) on investments ..............        (961,423)         (89)      24,008        (919,073)        (1,347)
                                                       -----------      -------      -------      ----------        -------
  Reinvested capital gains .......................       1,925,085            -       11,915       1,907,813              -
                                                       -----------      -------      -------      ----------        -------
       Net increase (decrease) in contract owners'
         equity resulting from operations ........     $ 1,004,067        1,039       37,231       1,009,443          1,339
                                                       ===========      =======      =======      ==========        =======



                                                       SBVAFUSGovHQ        SBTSIntEq         SBTSLgCapVal        SBTSMMkt
                                                       ------------        ---------         ------------       ----------
Investment activity:
Reinvested dividends ...........................           21,763              1,948             2,964           $   1,777
Mortality and expense risk charges
   (note 2) ....................................           (7,367)            (3,631)           (2,456)               (418)
                                                         --------            -------           -------           ---------
   Net investment activity .....................           14,396             (1,683)              508               1,359
                                                         --------            -------           -------           ---------

Proceeds from mutual funds shares sold .........          326,758             33,864            61,607             147,490
Cost of mutual fund shares sold ................         (405,759)           (22,088)          (62,422)           (147,490)
                                                         --------            -------           -------           ---------
   Realized gain (loss) on investments .........          (79,001)            11,776              (815)                  -
Change in unrealized gain (loss)
   on investments ..............................           82,692            (92,950)           13,376                   -
                                                         --------            -------           -------           ---------
   Net gain (loss) on investments ..............            3,691            (81,174)           12,561                   -
                                                         --------            -------           -------           ---------
Reinvested capital gains .......................                -                  -             5,357                   -
                                                         --------            -------           -------           ---------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........           18,087            (82,857)           18,426           $   1,359
                                                         ========            =======           =======           =========

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2000 and 1999

                                                              Total                           SBSFIHiGr
                                                --------------------------------      --------------------------
                                                    2000                1999             2000            1999
                                                ------------        ------------      ----------      ----------
Investment activity:
  Net investment income ................        $     40,405              51,958           1,128           2,112
  Realized gain (loss) on investments ..          (1,725,187)           (478,026)         (1,320)         (1,715)
  Change in unrealized gain (loss)
     on investments ....................             763,764          (2,247,223)          1,231          (1,892)
  Reinvested capital gains .............           1,925,085           2,408,668               -               -
                                                ------------        ------------      ----------      ----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................           1,004,067            (264,623)          1,039          (1,495)
                                                ------------        ------------      ----------      ----------

Equity transactions:
  Purchase payments received from
     contract owners ...................               1,000               1,326               -               -
  Transfers between funds ..............                   -                   -               -         (16,062)
  Redemptions ..........................          (3,323,935)         (2,820,553)         (8,713)              -
  Annuity benefits .....................             (28,468)            (30,860)              -               -
  Annual contract maintenance charges
     (note 2) ..........................              (6,755)             (8,375)            (12)             (8)
  Contingent deferred sales charges
     (note 2) ..........................                (867)             (1,434)              -               -
  Adjustments to maintain reserves .....             (12,206)            (36,483)              3              (5)
                                                ------------        ------------      ----------      ----------
       Net equity transactions .........          (3,371,231)         (2,896,379)         (8,722)        (16,075)
                                                ------------        ------------      ----------      ----------

Net change in contract owners' equity ..          (2,367,164)         (3,161,002)         (7,683)        (17,570)
Contract owners' equity beginning
  of period ............................          12,465,084          15,626,086          15,232          32,802
                                                ------------        ------------      ----------      ----------
Contract owners' equity end of period ..        $ 10,097,920          12,465,084           7,549          15,232
                                                ============        ============      ==========      ==========


CHANGES IN UNITS:
  Beginning units ......................             455,788             559,945           1,363           2,790
                                                ------------        ------------      ----------      ----------
  Units purchased ......................              11,560              24,903               -               -
  Units redeemed .......................            (138,291)           (129,060)           (740)         (1,427)
                                                ------------        ------------      ----------      ----------
  Ending units .........................             329,057             455,788             623           1,363
                                                ============        ============      ==========      ==========


                                                           SBSFTotRt                           SBVAFIncGro
                                                --------------------------------      --------------------------
                                                    2000                1999             2000            1999
                                                ------------        ------------      ----------      ----------
Investment activity:
  Net investment income ...................            1,308               3,905          20,703          54,020
  Realized gain (loss) on investments .....           17,799              16,484      (1,670,422)       (449,101)
  Change in unrealized gain (loss)
     on investments .......................            6,209              17,934         751,349      (2,427,983)
  Reinvested capital gains ................           11,915              10,901       1,907,813       2,393,212
                                                ------------        ------------      ----------      ----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations .........................           37,231              49,224       1,009,443        (429,852)
                                                ------------        ------------      ----------      ----------

Equity transactions:
  Purchase payments received from
     contract owners ......................                -                 330           1,000             330
  Transfers between funds .................                -             (12,156)       (195,920)       (205,631)
  Redemptions .............................          (74,541)            (63,185)     (2,680,980)     (2,166,514)
  Annuity benefits ........................                -                   -         (27,001)        (29,377)
  Annual contract maintenance charges
     (note 2) .............................             (153)               (125)         (5,827)         (7,389)
  Contingent deferred sales charges
     (note 2) .............................                -                   -            (736)           (728)
   Adjustments to maintain reserves ........               2                (200)        (12,188)        (35,943)
                                                ------------        ------------      ----------      ----------
       Net equity transactions ............          (74,692)            (75,336)     (2,921,652)     (2,445,252)
                                                ------------        ------------      ----------      ----------

Net change in contract owners' equity .....          (37,461)            (26,112)     (1,912,209)     (2,875,104)
Contract owners' equity beginning
  of period ...............................          225,616             251,728      10,869,899      13,745,003
                                                ------------        ------------      ----------      ----------
Contract owners' equity end of period .....          188,155             225,616       8,957,690      10,869,899
                                                ============        ============      ==========      ==========


CHANGES IN UNITS:
  Beginning units .........................           12,557              16,864         357,206         432,627
                                                ------------        ------------      ----------      ----------
  Units purchased .........................                -               1,123              34             541
  Units redeemed ..........................           (3,752)             (5,430)        (95,688)        (75,962)
                                                ------------        ------------      ----------      ----------
  Ending units ............................            8,805              12,557         261,552         357,206
                                                ============        ============      ==========      ==========

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                        SBVAFResAcct                        SBVAFUSGovHQ
                                                 --------------------------          --------------------------
                                                   2000              1999              2000              1999
                                                 --------          --------          --------          --------
Investment activity:
  Net investment income ................         $  2,686              (629)           14,396            (8,203)
  Realized gain (loss) on investments ..           (3,204)           (7,499)          (79,001)          (68,392)
  Change in unrealized gain (loss)
     on investments ....................            1,857             8,893            82,692            85,689
  Reinvested capital gains .............                -                 -                 -                 -
                                                 --------          --------          --------          --------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................            1,339               765            18,087             9,094
                                                 --------          --------          --------          --------

Equity transactions:
  Purchase payments received from
     contract owners ...................                -                 -                 -               336
  Transfers between funds ..............                -                 -                 -           (32,232)
  Redemptions ..........................           (6,709)          (14,376)         (317,477)         (191,994)
  Annuity benefits .....................                -                 -            (1,467)           (1,483)
  Annual contract maintenance charges
     (note 2) ..........................              (48)              (70)             (383)             (443)
  Contingent deferred sales charges
     (note 2) ..........................               --              (105)              (60)             (386)
  Adjustments to maintain reserves .....                9                 2                11                (5)
                                                 --------          --------          --------          --------
       Net equity transactions .........           (6,748)          (14,549)         (319,376)         (226,207)
                                                 --------          --------          --------          --------

Net change in contract owners' equity ..           (5,409)          (13,784)         (301,289)         (217,113)
Contract owners' equity beginning
  of period ............................           42,651            56,435           755,979           973,092
                                                 --------          --------          --------          --------
Contract owners' equity end of period ..         $ 37,242            42,651           454,690           755,979
                                                 ========          ========          ========          ========

CHANGES IN UNITS:
  Beginning units ......................            3,074             4,151            46,457            60,495
                                                 --------          --------          --------          --------
  Units purchased ......................                -                 -                 -                21
  Units redeemed .......................             (486)           (1,077)          (19,412)          (14,059)
                                                 --------          --------          --------          --------
  Ending units .........................            2,588             3,074            27,045            46,457
                                                 ========          ========          ========          ========


                                                         SBTSIntEq                          SBTSLgCapVal
                                                 --------------------------          --------------------------
                                                   2000              1999              2000              1999
                                                 --------          --------          --------          --------
Investment activity:
  Net investment income ................           (1,683)           (2,023)              508              (596)
  Realized gain (loss) on investments ..           11,776            14,444              (815)           17,753
  Change in unrealized gain (loss)
     on investments ....................          (92,950)           89,397            13,376           (19,261)
                                                 --------          --------          --------          --------
  Reinvested capital gains .............                -                 -             5,357             4,555
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          (82,857)          101,818            18,426             2,451
                                                 --------          --------          --------          --------

Equity transactions:
  Purchase payments received from
     contract owners ...................                -               330                 -                 -
  Transfers between funds ..............          122,304                 -            50,000                 -
  Redemptions ..........................          (30,104)          (80,268)          (58,905)          (56,702)
  Annuity benefits .....................                -                 -                 -                 -
  Annual contract maintenance charges
     (note 2) ..........................             (106)              (75)             (136)             (115)
  Contingent deferred sales charges
     (note 2) ..........................              (71)                -                 -                 -
  Adjustments to maintain reserves .....              (17)                6               (35)              (79)
                                                 --------          --------          --------          --------
       Net equity transactions .........           92,006           (80,007)           (9,076)          (56,896)
                                                 --------          --------          --------          --------

Net change in contract owners' equity ..            9,149            21,811             9,350           (54,445)
Contract owners' equity beginning
  of period ............................          243,354           221,543           176,754           231,199
                                                 --------          --------          --------          --------
Contract owners' equity end of period ..          252,503           243,354           186,104           176,754
                                                 ========          ========          ========          ========


CHANGES IN UNITS:
  Beginning units ......................           11,800            17,786            11,683            15,086
                                                 --------          --------          --------          --------
  Units purchased ......................            6,229                25             3,273                 -
  Units redeemed .......................           (1,751)           (6,011)           (3,938)           (3,403)
                                                 --------          --------          --------          --------
  Ending units .........................           16,278            11,800            11,018            11,683
                                                 ========          ========          ========          ========

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                            SBTSMMkt
                                                  ----------------------------
                                                     2000               1999
                                                  ---------          ---------
Investment activity:
  Net investment income ................          $   1,359              3,372
  Realized gain (loss) on investments ..                  -                  -
  Change in unrealized gain (loss)
     on investments ....................                  -                  -
  Reinvested capital gains .............                  -                  -
                                                  ---------          ---------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................              1,359              3,372
                                                  ---------          ---------

Equity transactions:
  Purchase payments received from
     contract owners ...................                  -                  -
  Transfers between funds ..............             23,616            266,081
  Redemptions ..........................           (146,506)          (247,514)
  Annuity benefits .....................                  -                  -
  Annual contract maintenance charges
     (note 2) ..........................                (90)              (150)
  Contingent deferred sales charges
     (note 2) ..........................                  -               (215)
  Adjustments to maintain reserves .....                  9               (259)
                                                  ---------          ---------
       Net equity transactions .........           (122,971)            17,943
                                                  ---------          ---------

Net change in contract owners' equity ..           (121,612)            21,315
Contract owners' equity beginning
  of period ............................            135,599            114,284
                                                  ---------          ---------
Contract owners' equity end of period ..          $  13,987            135,599
                                                  =========          =========


CHANGES IN UNITS:
  Beginning units ......................             11,648             10,146
                                                  ---------          ---------
  Units purchased ......................              2,024             23,193
  Units redeemed .......................            (12,524)           (21,691)
                                                  ---------          ---------
  Ending units .........................              1,148             11,648
                                                  =========          =========

See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 2000 AND 1999



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community. Presently, the contracts are not actively marketed.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the Smith Barney Series Fund (SBSF);
                SBSF - Intermediate High Grade Portfolio (SBSFIHiGr)
                  (formerly Greenwich SSF - Intermediate High Grade Portfolio)
                SBSF - Total Return Portfolio (SBSFTotRt)
                  (formerly Greenwich SSF - Total Return Portfolio)

              Portfolios of the Smith Barney Variable Account Funds (Smith
                Barney VAF);
                Smith Barney VAF - The Income and Growth Portfolio (SBVAFIncGro) Smith Barney VAF - The Reserve Account Portfolio (SBVAFResAcct) Smith Barney VAF - The U.S. Government/High Quality Securities
                  Portfolio (SBVAFUSGovHQ)

              Portfolios of the Smith Barney/Travelers Series Fund Inc. (SB/TS);
                SB/TS - Smith Barney International Equity Portfolio (SBTSIntEq)
                  (formerly Travelers Series Fund Inc. - Smith Barney International Equity Portfolio)
                SB/TS - Smith Barney Large Cap Value Portfolio (SBTSLgCapVal)
                  (formerly Travelers Series Fund Inc. - Smith Barney Large
                  Cap Value Portfolio)
                SB/TS - Smith Barney Money Market Portfolio (SBTSMMkt)
                  (formerly Travelers Series Fund Inc. - Smith Barney Money Market Portfolio)

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED>


         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3) FINANCIAL HIGHLIGHTS

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the years in the five year period ended December 31, 2000.

     The following is a summary for 2000:

                                                                      UNIT          CONTRACT                       TOTAL
                                                       UNITS       FAIR VALUE    OWNERS' EQUITY    EXPENSES*      RETURN**
                                                       -----       -----------   --------------    ---------      --------
Contracts in accumulation phase:
  SBSF - Intermediate High Grade Portfolio:
   Non-tax qualified ......................             623          $12.1174     $      7,549       1.65%           8.43%
  SBSF - Total Return Portfolio:
   Non-tax qualified ......................           8,806           21.3667          188,155       1.37%          18.93%
  Smith Barney VAF -
  The Income and Growth Portfolio:
    Tax qualified .........................          47,500           33.6142        1,596,678       1.27%          12.26%
    Non-tax qualified .....................         214,052           33.6142        7,195,203       1.27%          12.26%
  Smith Barney VAF -
  The Reserve Account Portfolio:
    Tax qualified .........................             224           14.3846            3,222       1.22%           3.68%
    Non-tax qualified .....................           2,365           14.3846           34,020       1.22%           3.68%
  Smith Barney VAF - The U.S. Government /
  High Quality Securities Portfolio:
    Tax qualified .........................           3,252           16.7469           54,461       1.22%           3.35%
    Non-tax qualified .....................          23,791           16.7469          398,426       1.22%           3.35%
  SB/TS - Smith Barney
  International Equity Portfolio:
    Non-tax qualified .....................          16,279           15.5109          252,503       1.46%         (24.78)%
  SB/TS - Smith Barney Large Cap
    Value Portfolio:
   Tax qualified ..........................           5,399           16.8909           91,194       1.35%          11.65%
   Non-tax qualified ......................           5,619           16.8909           94,910       1.35%          11.65%
  Smith Barney TSF-
  Smith Barney Money: Market Portfolio:
    Non-tax qualified .....................           1,148           12.1840           13,987       1.23%           4.65%
                                                    =======          ========
  Reserves for annuity contracts in
          payout phase:
         Tax qualified ...................                                               1,803
         Non-tax qualified ...............                                             165,809
                                                                                   -----------
                                                                                   $10,097,920
                                                                                   ===========


The following is a summary for 1999:
   Greenwich SSF -
   Intermediate High Grade Portfolio:
     Non-tax qualified ...................           1,363         $11.175182      $    15,232        1.28%         (4.95)%
   Greenwich SSF - Total Return Portfolio:
    Non-tax qualified ....................          12,558          17.965910          225,616        1.39%         20.36%
   Smith Barney VAF -
   The Income and Growth Portfolio:
     Tax qualified .......................          69,881          29.942972        2,092,445        1.39%         (4.28)%
     Non-tax qualified ...................         287,325          29.942972        8,603,364        1.39%         (4.28)%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                      UNIT          CONTRACT                       TOTAL
                                                       UNITS       FAIR VALUE    OWNERS' EQUITY    EXPENSES*      RETURN**
                                                       -----       -----------   --------------    ---------      --------
   Smith Barney VAF -
   The Reserve Account Portfolio:
     Tax qualified .......................             224          13.874598            3,108        1.27%          2.05%
     Non-tax qualified ...................           2,850          13.874598           39,543        1.27%          2.05%
   Smith Barney VAF - The U.S. Government/
   High Quality Securities Portfolio:
     Tax qualified .......................           3,629          16.204257           58,805        1.28%          1.22%
     Non-tax qualified ...................          42,827          16.204257          693,980        1.28%          1.22%
   Travelers Series Fund Inc. -
   Smith Barney International Equity
     Portfolio:
     Non-tax qualified ...................          11,801          20.621439          243,354        1.17%         65.55%
   Travelers Series Fund Inc. -
   Smith Barney Large Cap Value
     Portfolio:
     Tax qualified .......................           5,401          15.129147           81,713        1.33%         (1.28)%
     Non-tax qualified ...................           6,282          15.129147           95,041        1.33%         (1.28)%
   Travelers Series Fund Inc. -
   Smith Barney Money Market Portfolio:
     Non-tax qualified ...................          11,647          11.642365          135,599        0.95%          3.36%
                                                   =======         ==========
   Reserves for annuity contracts in
          payout phase:
         Tax qualified ...................                                               6,198
         Non-tax qualified ...............                                             171,086
                                                                                   -----------
                                                                                   $12,465,084
                                                                                   ===========


The following is a summary for 1998:
   Greenwich SSF -
   Intermediate High Grade Portfolio:
     Non-tax qualified ...................           2,790         $11.756940      $    32,802        1.35%          5.40%
   Greenwich SSF - Total Return Portfolio:
    Tax qualified ........................           3,632          14.926907           54,215        1.31%          3.60%
    Non-tax qualified ....................          13,232          14.926907          197,513        1.31%          3.60%
   Smith Barney VAF -
   The Income and Growth Portfolio:
     Tax qualified .......................          82,210          31.283174        2,571,790        1.46%         11.44%
     Non-tax qualified ...................         350,416          31.283174       10,962,125        1.46%         11.44%
   Smith Barney VAF -
   The Reserve Account Portfolio:
     Tax qualified .......................           1,285          13.595516           17,470        1.37%         (2.18)%
     Non-tax qualified ...................           2,866          13.595516           38,965        1.37%         (2.18)%
   Smith Barney VAF - The U.S. Government/
   High Quality Securities Portfolio:
     Tax qualified .......................          11,550          16.008820          184,902        1.20%         (1.08)%
     Non-tax qualified ...................          48,945          16.008820          783,552        1.20%         (1.08)%
   Travelers Series Fund Inc. -
   Smith Barney International Equity
     Portfolio:
     Tax qualified .......................           4,013          12.456037           49,986        1.29%          5.13%
     Non-tax qualified ...................          13,773          12.456037          171,557        1.29%          5.13%


                         NATIONWIDE VARIABLE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                      UNIT          CONTRACT                       TOTAL
                                                       UNITS       FAIR VALUE    OWNERS' EQUITY    EXPENSES*      RETURN**
                                                       -----       -----------   --------------    ---------      --------

   Travelers Series Fund Inc. -
   Smith Barney Large Cap Value Portfolio:
     Tax qualified .......................           5,403          15.325439           82,803        1.20%          8.40%
     Non-tax qualified ...................           9,683          15.325439          148,396        1.20%          8.40%
   Travelers Series Fund Inc. -
   Smith Barney Money Market Portfolio:
     Non-tax qualified ...................          10,146          11.263994          114,284        1.30%          3.72%
                                                   =======         ==========
   Reserves for annuity contracts in
          payout phase:
         Tax qualified ...................                                              11,663
         Non-tax qualified ...............                                             204,063
                                                                                   -----------
                                                                                   $15,626,086
                                                                                   ===========


The following is a summary for 1997:
   Smith Barney SF -
   Intermediate High Grade Portfolio:
     Non-tax qualified ................             10,572        $ 11.154442      $   117,925        1.64%          7.25%
   Smith Barney SF - Total Return
     Portfolio:
    Tax qualified .....................              3,599          14.408364           51,856        1.60%         15.32%
    Non-tax qualified .................             14,191          14.408364          204,469        1.60%         15.32%
   Smith Barney TSF -
   Smith Barney Income and Growth
     Portfolio:
     Tax qualified ....................              5,405          14.137466           76,413        1.37%         24.98%
     Non-tax qualified ................             44,242          14.137466          625,470        1.37%         24.98%
   Smith Barney TSF -
   Smith Barney International Equity
     Portfolio:
     Tax qualified ....................              7,492          11.848492           88,769        1.21%          1.37%
     Non-tax qualified ................             21,554          11.848492          255,382        1.21%          1.37%
   Smith Barney TSF -
   Smith Barney Money Market Portfolio:
     Non-tax qualified ................             56,760          10.860417          616,437        0.96%          3.72%
   Smith Barney VAF -
   The Income and Growth Portfolio:
     Tax qualified ....................            103,113          28.070505        2,894,434        1.29%         26.43%
     Non-tax qualified ................            474,875          28.070505       13,329,981        1.29%         26.43%
   Smith Barney VAF -
   The Reserve Account Portfolio:
     Tax qualified ....................              1,140          13.898977           15,845        0.94%          0.05%
     Non-tax qualified ................              5,835          13.898977           81,101        0.94%          0.05%
   Smith Barney VAF - The U.S. ........
     Government/High Quality
     Securities Portfolio:
     Tax qualified ....................             23,030          16.183499          372,706        1.22%          4.06%
     Non-tax qualified ................             76,489          16.183499        1,237,860        1.22%          4.06%
                                                   =======         ==========
   Reserves for annuity contracts in
          payout phase:
         Tax qualified ................                                                 16,153
                                                                                   -----------
                                                                                   $19,984,801
                                                                                   ===========

                         NATIONWIDE VARIABLE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                   UNIT          CONTRACT                         TOTAL
                                                    UNITS       FAIR VALUE    OWNERS' EQUITY     EXPENSES*       RETURN**
                                                    -----       -----------   --------------     ---------       --------
The following is a summary for 1996:
   Smith Barney SF -
   Intermediate High Grade Portfolio:
     Non-tax qualified ................              6,337      $10.400005     $    65,905         1.34%          0.46%
   Smith Barney SF - Total Return
     Portfolio:
    Non-tax qualified .................              9,304       12.493974         116,244         2.20%         23.81%
   Smith Barney TSF -
   Smith Barney Income and Growth
     Portfolio:
     Tax qualified ....................              5,407       11.311556          61,162         1.86%***      28.69%***
     Non-tax qualified ................             39,842       11.311556         450,675         1.86%***      28.69%***
   Smith Barney TSF -
   Smith Barney International Equity
     Portfolio:
     Tax qualified ....................              3,520       11.688162          41,142         1.39%         16.19%
     Non-tax qualified ................             42,195       11.688162         493,182         1.39%         16.19%
   Smith Barney TSF -
   Smith Barney Money Market Portfolio:
     Non-tax qualified ................             37,736       10.470929         395,131         0.98%          3.55%
   Smith Barney VAF -
   The Income and Growth Portfolio:
     Tax qualified ....................            150,416       22.203232       3,339,721         1.43%         19.61%
     Non-tax qualified ................            787,824       22.203232      17,492,239         1.43%         19.61%
   Smith Barney VAF -
   |The Reserve Account Portfolio:
     Tax qualified ....................              2,354       13.892407          32,703         1.25%          0.36%
     Non-tax qualified ................             28,925       13.892407         401,838         1.25%          0.36%
   Smith Barney VAF - The U.S. ........
     Government/High Quality
     Securities Portfolio:
     Tax qualified ....................             24,413       15.552677         379,688         1.35%          2.07%
     Non-tax qualified ................            160,543       15.552677       2,496,873         1.35%          2.07%
                                                  ========      ==========
   Reserves for annuity contracts in
          payout phase:
         Tax qualified ................                                             10,796
                                                                               -----------
                                                                               $25,777,299
                                                                               ===========



* This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.


*** Annualized as this investment option was not utilized for the entire period indicated.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Variable Account-4:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP
Columbus, Ohio
February 16, 2001

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220

                                                            --------------
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                                                             U.S. Postage
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                                                            Columbus, Ohio
                                                            Permit No. 521
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Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company